UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):         [_]  is a restatement.
                                          [_]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Holding Management LLC
Address:   220 Fifth Avenue
           New York,  NY  10001

Form 13F File Number:   28-11381

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart  Rosenberg             New York,  New York            November 12, 2008

Report Type (Check only one.):

[_]     13F HOLDINGS REPORT.

[_]     13F NOTICE.

[X]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-10027                   Rexford Offshore, L.L.C.

          28-2826                    Marcus Schloss & Co., Inc.

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   13

Form 13F Information Table Value Total:   $62,946


List of Other Included Managers:

      No.     Form 13F File Number        Name

      02      28-10027                    Rexford Offshore, L.L.C.

      03      28-2826                     Marcus Schloss & Co., Inc.

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                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----
Acxiom Corp                            Com         005125109    3,022   241,000  Sh        Defined      02,03    241,000    0    0
Alpharma Inc                          Cl A         020813101    3,254    88,200  Sh        Defined      02,03     88,200    0    0
Anheuser Busch Companies Inc           Com         035229103    7,137   110,000  Sh        Defined      02,03    110,000    0    0
Barr Pharmaceuticals Inc               Com         068306109    6,217    95,200  Sh        Defined      02,03     95,200    0    0
DRS Technologies Inc                   Com         23330X100    1,957    25,500  Sh        Defined      02,03     25,500    0    0
Diebold Inc                            Com         253651103    3,390   102,400  Sh        Defined      02,03    102,400    0    0
Enzon Pharmaceuticals Inc              Com         293904108    2,169   293,937  Sh        Defined      02,03    293,937    0    0
Foundry Networks Inc                   Com         35063R100    2,040   112,000  Sh        Defined      02,03    112,000    0    0
Rohm & Haas Co                         Com         775371107    5,957    85,100  Sh        Defined      02,03     85,100    0    0
UST Inc                                Com         902911106    5,130    77,100  Sh        Defined      02,03     77,100    0    0
UnitedHealth Group Inc                 Com         91324P102    1,028    40,500  Sh        Defined      02,03     40,500    0    0
Wrigley WM Jr Co                       Com         982526105   19,064   240,100  Sh        Defined      02,03    240,100    0    0
Yahoo Inc                              Com         984332106    2,581   149,200  Sh        Defined      02,03    149,200    0    0